Inventory - Disclosure of inventories (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Classes of current inventories [abstract]
Parts	$ 3,807,849	$ 3,855,668
Work in Progress	18,584,753	14,341,949
Finished Goods	9,330,443	13,813,014
Total	$ 31,723,045	$ 32,010,631